INCOME TAXES (Schedule of Reconciliation of Income Taxes Computed at Statutory Rate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income taxes computed at statutory rate
Tax benefit at statutory rate	$ 2,023,555	$ 1,500,068
Valuation allowance	(2,023,555)	(1,500,068)
Income tax expense (benefit)